Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other assets

	March 31, 2019	December 31, 2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(311,218)	(208,571)
Net residual portfolios	$1,878,782	$1,981,429

	March 31, 2019	December 31, 2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(458,333)	(333,333)
Net trade name	$2,041,667	$2,166,667

	December 31		December 31, 2017
	2018	2017	Predecessor
Merchant Portfolios	$2,190,000	$-	$2,540,690
Less Accumulated Amortization	(208,571)	-	(756,158)
Net residual portfolios	$1,981,429	$-	$1,784,532

Schedule of estimated amortization expense related to amortizing intangible assets
2019 (remainder of year)	$585,210
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144
Total	$3,920,449

2019	$812,857
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144